UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       RCF Management L.L.C.
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Address:    1400 16th Street, Suite 200
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            Denver, CO 80202
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Form 13F File Number:   28-  14930
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Sherri Croasdale
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Title:      Chief Financial Officer
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Phone:      720-946-1444
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Signature, Place, and Date of Signing:

    /s/ Sherri Croasdale          Huntington, NY                   5/14/13
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            [Signature]                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     2
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Form 13F Information Table Value Total:     $ 101808
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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
                                                                                                                      VOTING
                                                          VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER           TITLE OF CLASS    CUSIP         (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED   NONE
MOLYCORP INC             common shares     608753109     84988      16343863 SH            Sole              16343863
URANIUM RESOURCES INC    common shares     916901507     16819       6494015 SH            Sole               6494015